Business Combination - Disclosure of Reconciliation of Elements of Business Combination to Consolidated Cash Flows (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combinations [Abstract]
Cash- Forest Road trust and cash, net of redemptions	$ 216,444
Cash- PIPE financing	225,000
Less: Non-cash net assets assumed from Forest Road	269
Less: Fair value of Public and Private Placement Warrants	(60,900)
Less: Transaction costs and advisory fees for Beachbody allocated to equity	(19,923)
Less: Transaction costs and advisory fees for Forest Road	(27,059)
Net Business Combination	333,831
Less: Non-cash net assets assumed from Forest Road	(269)
Less: Transaction costs and advisory fees for Beachbody allocated to warrants	(5,337)
Add: Non-cash fair value of Public and Private Placement Warrants	60,900
Net cash contributions from Business Combination	$ 389,125